BORROWINGS	12 Months Ended
Dec. 31, 2022
BORROWINGS
BORROWINGS

7. BORROWINGS

	As of December 31,
	2021	2022
	US$	US$
Current
Short-term borrowings:
Bank loans	3,121,226	10,768,745
Current portion of long-term borrowings	1,376,319	2,850,128
Total current borrowings	4,497,545	13,618,873
Non-Current
Long-term borrowings:
Bank loans	2,991,829	14,146,541
Total non-current borrowings	2,991,829	14,146,541
Total borrowings	7,489,374	27,765,414

Short-term borrowings

In June 2020, the Group borrowed a loan with the amount of RMB10,000,000 (equivalent to approximately US$1,532,591) from Agricultural Bank of China Limited for a term of one year at the interest rate of 4.2% per annum. The borrowing was repaid in June 2021.

In September 2020, the Group borrowed a loan with the amount of RMB5,000,000 (equivalent to approximately US$766,295) from Bank of Ningbo Co., Ltd. for a term of one year at the interest rate of 4.2% per annum. The borrowing was repaid in September 2021.

In November 2020, the Group borrowed a loan with the amount of RMB5,000,000 (equivalent to approximately US$770,962) from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 4.1% per annum. The borrowing was repaid in November 2021.

In November 2020, the Group borrowed another loan with the amount of RMB5,000,000 (equivalent to approximately US$770,962) from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 4.1% per annum. The borrowing was also repaid in November 2021.

In June 2021, the Group borrowed a loan with the amount of RMB9,900,000 (equivalent to approximately US$1,552,771) from Agricultural Bank of China Limited for a term of one year at the interest rate of 4.05% per annum. The borrowing was repaid in May 2022.

In August 2021, the Group borrowed another loan with the amount of RMB10,000,000 (equivalent to approximately US$1,568,455) from Agricultural Bank of China Limited for a term of one year at the interest rate of 4.05% per annum. The borrowing was repaid in August 2022.

In March 2022, the Group borrowed a loan with the amount of RMB9,900,000 (equivalent to approximately US$1,421,474) from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 3.90% per annum.

In April 2022, the Group borrowed another loan with the amount of RMB20,100,000 (equivalent to approximately US$2,886,024) from China Merchants Bank Co., Ltd. for a term of one year at the interest rate of 3.70% per annum.

In July 2022, the Group borrowed a loan with the amount of RMB20,000,000 (equivalent to approximately US$2,871,665) from Bank of Jiangsu Co., Ltd. for a term of one year at the interest rate of 3.70% per annum.

In December 2022, the Group borrowed another loan with the amount of RMB25,000,000 (equivalent to approximately US$3,589,582) from China Construction Bank Corporation for a term of one year at the interest rate of 3.65% per annum.

Long-term borrowings

In February 2019, the Group borrowed a loan with the amount of RMB7,500,000 (equivalent to approximately US$1,076,874) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 5.46% per annum. The Group repaid RMB375,000 (equivalent to approximately US$53,844) in 2019, RMB1,250,000 (equivalent to approximately US$179,479) in 2020, RMB3,375,000 (equivalent to approximately US$484,594) in 2021 and RMB2,500,000 (equivalent to approximately US$358,958) in 2022. As of December 31, 2021, RMB2,500,000 (equivalent to approximately US$358,958) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets. The loan was fully repaid in February 2022.

In June 2019, the Group borrowed a loan with the amount of RMB6,000,000 (equivalent to approximately US$861,500) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 5.23% per annum. The Group repaid RMB300,000 (equivalent to approximately US$43,075) in 2019, RMB1,000,000 (equivalent to approximately US$143,583) in 2020, RMB2,700,000 (equivalent to approximately US$387,675) in 2021, and RMB2,000,000 (equivalent to approximately US$287,167)in 2022. As of December 31, 2021, RMB2,000,000 (equivalent to approximately US$287,167) repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the consolidated balance sheets. The loan was fully repaid in June 2022.

In September 2020, the Group borrowed a loan with the amount of RMB16,500,000 (equivalent to approximately US$2,369,124) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.27% per annum.The Group repaid RMB1,650,000 (equivalent to approximately US$236,912) in 2021 and RMB3,850,000 (equivalent to approximately US$552,796) in 2022. As of December 31, 2021 and 2022, RMB3,850,000 (equivalent to approximately US$552,796) and RMB 11,000,000 (equivalent to approximately US$1,579,416) repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

In September 2021, the Group borrowed a loan with the amount of RMB8,500,000 (equivalent to approximately US$1,220,458) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.05% per annum. The Group repaid RMB425,000 (equivalent to approximately US$61,023) in 2022. As of December 31, 2021 and 2022, RMB425,000 (equivalent to approximately US$61,023) and RMB850,000 (equivalent to approximately US$122,046) repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets, respectively.

In May 2022, the Group borrowed a loan with the amount of RMB30,000,000 (equivalent to approximately US$4,307,498) from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. As of December 31, 2022, RMB3,000,000 (equivalent to approximately US$430,750) repayable within twelve months for this agreement was classified as "Current portion of long-term borrowing" on the consolidated balance sheets.

Also in May 2022, the Group borrowed a loan with the amount of RMB20,000,000 (equivalent to approximately US$2,871,665) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB500,000 (equivalent to approximately US$71,792) in 2022. As of December 31, 2022, RMB1,500,000 (equivalent to approximately US$215,375) repayable within twelve months for this agreement was classified as "Current portion of long-term borrowing" on the consolidated balance sheets.

In August 2022, the Group borrowed a loan with the amount of RMB9,900,000 (equivalent to approximately US$1,421,474) from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. As of December 31, 2022, RMB1,000,000 (equivalent to approximately US$143,583) repayable within twelve months for this agreement was classified as "Current portion of long-term borrowing" on the consolidated balance sheets.

Also in August 2022, the Group borrowed a loan with the amount of RMB20,000,000 (equivalent to approximately US$2,871,665) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. As of December 31, 2022, RMB1,000,000 (equivalent to approximately US$143,583) repayable within twelve months for this agreement was classified as "Current portion of long-term borrowing" on the consolidated balance sheets.

In November 2022, the Group borrowed a loan with the amount of RMB9,900,000 (equivalent to approximately US$1,421,474) from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. As of December 31, 2022, RMB1,000,000 (equivalent to approximately US$143,583) repayable within twelve months for this agreement was classified as "Current portion of long-term borrowing" on the consolidated balance sheets.

Also in November 2022, the Group borrowed a loan with the amount of RMB10,000,000 (equivalent to approximately US$1,435,833) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. As of December 31, 2022, RMB500,000 (equivalent to approximately US$71,792) repayable within twelve months for this agreement was classified as "Current portion of long-term borrowing" on the consolidated balance sheets.

The proceeds from the loans were primarily used to pay for the Group’s research and development activities in China, including CMC costs of clinical and preclinical programs. As of December 31, 2021 and 2022, none of the Group’s borrowings were collateralized in the respective loan agreements.

Future maturities of short-term borrowings and long-term borrowings

Future principal maturities of short-term borrowings and long-term borrowings as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	US$	US$
2022	4,497,545	—
2023	1,858,619	13,618,873
2024	1,133,210	4,124,429
2025	—	10,022,112
	7,489,374	27,765,414